STOCK BENEFIT PLANS	12 Months Ended
Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
STOCK BENEFIT PLANS
16.	STOCK BENEFIT PLANS

Stock Option Plan

The Company previously maintained the 2008 Stock Incentive Plan, which provided for the issuance of up to 152,000 shares of common stock pursuant to the grant of stock options, stock appreciation rights and plan share awards of restricted stock to directors, officers and employees. The stock options granted typically had an expiration term of ten years, subject to certain extensions and early terminations. The per share exercise price of an incentive stock option remained a minimum equal the fair market value of a share of common stock on the date the option is granted. The per share exercise price of a compensatory stock option granted was at least equal the greater of par value or 100 percent of the fair market value of a share of common stock on the date the option is granted. Proceeds from the exercise of the stock options were credited to common stock for the aggregate par value and the excess was credited to paid-in capital. The plan expired, pursuant to its terms, in 2018.

The following table presents information related to the outstanding options:

	Officers’ and Employees’ Stock Options	Directors’ Stock Options	Weighted- Average Exercise Price
Outstanding, June 30, 2016	77,019	37,500	$16.20
Granted	—	—
Exercised	—	—
Forfeited	—	—

Outstanding, June 30, 2017	77,019	37,500	$16.20
Granted	—	—
Exercised	—	—
Forfeited	—	—

Outstanding, June 30, 2018	77,019	37,500	$16.20
Granted	—	—
Exercised	—	—
Forfeited	77,019	37,500

Outstanding, June 30, 2019	—	—

Exercisable at year-end	—	—

Available for future grant	—	—

At June 30, 2019, all outstanding options were expired.

At June 30, 2018, there were 37,500 options outstanding and exercisable for directors with a weighted-average exercise price of $16.20, and a weighted-average remaining contractual life of 0.25 years. At June 30, 2017, here were 37,500 options outstanding and exercisable for directors, with a weighted-average price of $16.20, and a weighted-average remaining contractual life of 1.25 years.

Employee Stock Ownership Plan (“ESOP”)

WVS maintains an ESOP for the benefit of officers and Savings Bank employees who have met certain eligibility requirements related to age and length of service. Compensation expense for the ESOP was $226 thousand, $104 thousand, and $125 thousand for the years ended June 30, 2019, 2018, and 2017, respectively. Total ESOP shares as of June 30, 2019 and 2018 were 316,922 and 332,264, respectively.

The following table presents the components of the ESOP shares as of June 30, 2019 and 2018.

	2019	2018
Allocated shares	146,163	153,178
Unallocated shares	170,759	179,086

Total ESOP shares	316,922	332,264

Fair value of unallocated ESOP shares	$2,988,283	$2,963,873

The purchase of shares of the Company’s stock by the ESOP is funded by three term loans, and contributions from the Company, through the Savings Bank. Unreleased ESOP shares collateralize the loans payable and the cost of these shares is recorded as a contra-equity account in stockholders’ equity of the Company. The ESOP’s term loans bear a weighted-average interest rate of 5.25%, which rate is subject to adjustment based on annual changes in the prime rate and will mature on March 31, 2035, 2037 and 2038, respectively. Shares are released as payments are made by the ESOP on the loans. The ESOP’s sources of repayment on the loans can include dividends, if any, on the unallocated stock held by the ESOP and discretionary contributions from the Savings Bank to the ESOP and other earnings.

Compensation is recognized under the shares released method and compensation expense is equal to the fair value of the shares committed to be released, and unallocated ESOP shares are excluded from outstanding shares for the purpose of computing EPS.